PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT
Property and equipment consists of the following:

	Estimated Useful Lives	December 31,
		2012	2013
Equipment	3 years	$1,940	$2,412
Software	3 years	1,583	2,376
Computer equipment	3 years	1,171	1,265
Leasehold improvements	Various	1,023	1,098
Furniture and office equipment	5 years	619	673
Vehicles	3 years	12	12
		6,348	7,836
Less accumulated depreciation and amortization		(3,346)	(4,858)
Property and equipment, net		$3,002	$2,978

Depreciation expense was $1,339, $1,589 and $1,505 for the years ended December 31, 2011, 2012 and 2013, respectively.